WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Apr. 04, 2023
Warrants maturity date	Dec. 31, 2024
Fair value of warrants	$ 1,582,072
Warrant [Member]
Warrants price per share		$ 0.50
GK Partners ApS [Member] | Warrant [Member]
Class of warrant or right outstanding		5,000,000